Intangible assets (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Intangible assets, cost	R$ 3,600	R$ 3,309
Intangible assets, net	1,973	1,986	R$ 5,753
Intangible assets, accumulated depreciation	(1,627)	(1,323)
Finance Lease [Member] | Right Of Use Paes Mendonca [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, cost	514	478
Intangible assets, net	310	305	413
Intangible assets, accumulated depreciation	(204)	(173)
Lease [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, cost	634	598
Intangible assets, net	321	319	441
Intangible assets, accumulated depreciation	(313)	(279)
Goodwill [member]
IfrsStatementLineItems [Line Items]
Intangible assets, cost	541	541
Intangible assets, net	541	541	729
Tradename [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, cost		5
Intangible assets, net		5	3,385
Commercial Rightsl [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, cost	49	49
Intangible assets, net	47	48	54
Intangible assets, accumulated depreciation	(2)	(1)
Computer software [member]
IfrsStatementLineItems [Line Items]
Intangible assets, cost	2,376	2,116
Intangible assets, net	1,064	1,073	1,144
Intangible assets, accumulated depreciation	(1,312)	(1,043)
Computer software [member] | Lease [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, cost	120	120
Intangible assets, net	11	14	28
Intangible assets, accumulated depreciation	(109)	(106)
Total Intangible Assets [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, cost	2,966	2,711
Intangible assets, net	1,652	1,667	R$ 5,312
Intangible assets, accumulated depreciation	R$ (1,314)	R$ (1,044)